FAIR VALUE MEASUREMENTS - Changes in Fair Value of Warrant Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assumption of Warrants in Business Combination	$ 28,219
Change in fair value of Warrant liability	(17,951)
Fair value, ending balance	10,268
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assumption of Warrants in Business Combination	17,981
Change in fair value of Warrant liability	(11,428)
Fair value, ending balance	6,553
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assumption of Warrants in Business Combination	10,238
Change in fair value of Warrant liability	(6,523)
Fair value, ending balance	$ 3,715